FAIR VALUE MEASUREMENTS - Schedule of Assumptions to Warrant (Details)	Dec. 31, 2025 yr shares	Apr. 24, 2025 yr shares
Volatility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assumptions to value of Warrants	21.2	6.6
Risk-free interest rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assumptions to value of Warrants	3.48	3.8
Dividends
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assumptions to value of Warrants	0	0
Market Adjustment
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assumptions to value of Warrants	14.5	16.7
Stock Price
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assumptions to value of Warrants | shares	10.65	9.87
Weighted Term (years)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assumptions to value of Warrants | yr	1.34	2.83